Investments - Gross realized gains, losses and proceeds from sales of securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Abstract]
Gross realized gains	$ 10,029	$ 33,501	$ 36,647
Gross realized losses	(31,979)	(19,985)	(16,868)
Proceeds from sales	$ 301,128	$ 913,600	$ 756,513